Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consist of the following:

	As of September 30, 2025	As of March 31, 2025
	(US$)	(US$)
Other current liabilities:
Advances from customers	379,022	275,809
Cheques issued*	1,532,866	4,418,753
Statutory liabilities	188,998	23,123
Others - capital creditors	991,962	1,409,655
	3,092,848	6,127,340

*	This represents cheques issued to broadcasters which have been accounted for, but remain uncleared as of the reporting date.

Other current liabilities consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
GST and other tax liabilities	$23,123	$91,825
Cheques issued*	4,418,753	2,008,696
Capital creditors	1,409,655	897,041
Advances from customers	275,809	415,463
Total	$6,127,340	$3,413,025

*	This represents cheques issued to broadcasters which have been accounted for, but remain uncleared as of the reporting date.